UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09134

Manor Investment Funds
(Exact name of registrant as specified in charter)

15 Chester Commons, Malvern, PA 19355
(Address of principal executive offices)

Daniel A. Morris
15 Chester Commons, Malvern, PA 19355
(Name and address of agent for service)

Registrant s telephone number, including area code:  610-722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Manor Fund (MNRMX)

Manor Growth Fund (MNRGX)

Manor Bond Fund (MNRBX)

Semi-Annual Report

June 30, 2021

(Unaudited)

Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900     800-787-3334
www.manorfunds.com

Managed by:
Morris Capital Advisors, LLC

Distributed by:
Foreside Funds Services, LLC

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than what is stated. Investment return and principal value will vary with market conditions so that an investor’s share, when redeemed, may be worth more or less than the original cost. Call us at 800-787-3334 for current and most recent month-end performance.

MANOR INVESTMENT FUNDS

MANOR FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Semi-Annual Report |  1

MANOR INVESTMENT FUNDS

GROWTH FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Semi-Annual Report |  2

MANOR INVESTMENT FUNDS

BOND FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized based on asset type.

Semi-Annual Report |  3

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Value

COMMON STOCKS - 92.67%

Beverages - 2.72%
1,563	PepsiCo, Inc.	$ 231,590

Cable & Other Pay Television Services - 4.58%
540	Charter Communications, Inc. Class A *	389,583

Cogeneration Services & Small Power Producers - 1.24%
4,043	The AES Corp.	105,401

Computer Storage Devices - 2.17%
2,260	NetApp, Inc.	184,913

Converted Paper & Paperboard Products (No Container/Boxes) - 6.51%
2,637	Avery Dennison Corp.	554,403

Crude Petroleum & Natural Gas - 1.47%
7,164	Cabot Oil & Gas Corp. Class A	125,083

Engines & Turbines - 3.81%
1,331	Cummins, Inc.	324,511

Fire, Marine & Casualty Insurance - 1.70%
910	Chubb Ltd. (Switzerland)	144,635

Hospital & Medical Service Plans - 4.14%
923	Anthem, Inc.	352,401

Life Insurance - 1.91%
2,712	Metlife, Inc.	162,313

National Commercial Banks - 7.44%
1,997	JP Morgan Chase & Co.	310,613
1,689	PNC Financial Services Group, Inc.	322,194
		632,807
Operative Builders - 5.49%
5,167	D.R. Horton, Inc.	466,942

Petroleum Refining - 2.75%
2,995	Valero Energy Corp.	233,850

Pharmaceutical Preparations - 2.83%
2,141	AbbVie, Inc.	241,162

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  4

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares		Value

Retail-Drug Stores and Proprietary Stores - 1.46%
1,488	CVS Health Corp.	$ 124,159

Retail-Grocery Stores - 1.64%
3,642	The Kroger Co.	139,525

Retail-Lumber & Other Building Materials Dealers - 3.10%
1,362	Lowes Cos., Inc.	264,187

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 2.71%
634	Northrop Grumman Corp.	230,415

Semiconductors & Related Devices - 17.08%
4,276	Applied Materials, Inc.	608,902
2,505	Microchip Technology, Inc.	375,099
2,449	Skyworks Solutions, Inc.	469,596
		1,453,597
Services-Business Services - 2.51%
1,507	Fidelity National Information Services, Inc.	213,497

Services-Computer Programming - 4.93%
1,206	Facebook, Inc. Class A *	419,338

Services-Prepackaged Software - 5.04%
1,582	Microsoft Corp.	428,564

Telephone Communications - 0.83%
2,461	AT&T, Inc.	70,828

Transportation Services - 2.57%
100	Booking Holdings, Inc. *	218,809

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.04%
1,513	AmerisourceBergen Corp.	173,223

TOTAL FOR COMMON STOCKS (Cost $3,665,465) - 92.67%		7,885,736

REAL ESTATE INVESTMENT TRUST - 4.15%
440	Equinix, Inc.	353,144
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $163,772) - 4.15%		353,144

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  5

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares		Value

MONEY MARKET FUND - 3.26%
277,120	First American Government Obligation Fund Class Z 0.02% ** (Cost $277,120)	277,120

TOTAL INVESTMENTS (Cost $4,106,357) - 100.08%		8,516,000

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.08)%		(6,894)

NET ASSETS - 100.00%		$ 8,509,106

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2021.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  6

MANOR INVESTMENT FUNDS

GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Value

COMMON STOCKS - 99.09%

Cable & Other Pay Television Services - 4.14%
796	Charter Communications, Inc. Class A *	$ 574,274

Electronic Computers - 10.43%
10,581	Apple, Inc.	1,449,174

Fire, Marine & Casualty Insurance - 2.08%
1,814	Chubb Ltd. (Switzerland)	288,317

Hospital & Medical Service Plans - 3.68%
1,277	Unitedhealth Group, Inc.	511,362

Industrial Instruments For Measurement, Display & Control - 3.25%
2,540	MKS Instruments, Inc.	451,993

Measuring & Controlling Devices - 3.68%
1,014	Thermo Fisher Scientific, Inc.	511,532

Pharmaceutical Preparations - 12.06%
2,684	AbbVie Inc.	302,326
4,927	Bristol-Myers Squibb Co.	329,222
3,113	Eli Lilly & Co.	714,496
590	Regeneron Pharmaceuticals, Inc. *	329,539
		1,675,583
Radio & TV Broadcasting & Communuications Equipment - 3.60%
3,502	Qualcomm, Inc.	500,541

Retail-Building Materials, Hardware, Garden Supply - 4.14%
2,112	The Sherwin-Williams Co.	575,414

Retail-Catalog & Mail-Order Houses - 7.03%
284	Amazon.com, Inc. *	977,005

Retail-Drug Stores & Proprietary Stores - 3.28%
5,465	CVS Health Corp.	456,000

Retail-Variety Stores - 1.85%
2,575	Dollar Tree, Inc. *	256,212

Semiconductors & Related Devices - 4.27%
15,508	On Semiconductor Corp. *	593,646

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  7

MANOR INVESTMENT FUNDS

GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares		Value

Services-Business Services - 8.98%
3,708	Akamai Technologies, Inc. *	$ 432,353
1,036	MasterCard, Inc. Class A	378,233
3,082	Fidelity National Information Services, Inc.	436,627
		1,247,213
Services-Computer Programming, Data Processing, Etc. - 6.56%
184	Alphabet, Inc. Class A *	449,289
184	Alphabet, Inc. Class C *	461,163
		910,452
Services-Equipment Rental & Leasing - 3.87%
1,683	United Rentals, Inc. *	536,894

Services-Prepackaged Software - 11.20%
4,197	Activision Blizzard, Inc.	400,562
2,571	Microsoft Corp.	696,484
3,241	PTC, Inc. *	457,824
		1,554,870
Trucking (No Local) - 2.72%
2,387	Landstar System, Inc.	377,194

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.27%
6,418	LKQ Corp. *	315,894

TOTAL FOR COMMON STOCKS (Cost $5,507,901) - 99.09%		13,763,570

MONEY MARKET FUND - 0.97%
134,902	First American Government Obligation Fund Class Z 0.02% ** (Cost $134,902)	134,902

TOTAL INVESTMENTS (Cost $5,642,803) - 100.06%		13,898,472

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.06)%		(8,707)

NET ASSETS - 100.00%		$ 13,889,765

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2021.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  8

MANOR INVESTMENT FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Face Amount		Value

US TREASURY NOTES - 97.43%
50,000	US Treasury Note 1.50% Due 01/31/2022	$ 50,418
300,000	US Treasury Note 1.25% Due 07/31/2023	306,129
225,000	US Treasury Note 2.50% Due 08/15/2023	235,565
400,000	US Treasury Note 0.50% Due 02/28/2026	394,109
150,000	US Treasury Note 1.50% Due 08/15/2026	154,524
100,000	US Treasury Note 2.875% Due 05/15/2028	111,160
325,000	US Treasury Note 1.75% Due 11/15/2029	335,702
175,000	US Treasury Note, Series C, 0.625% Due 05/15/2030	163,714

TOTAL FOR US TREASURY NOTES (Cost $1,711,761) - 97.43%		1,751,321

MONEY MARKET FUND - 2.24%
40,286	First American Treasury Obligation Class Z 0.01% * (Cost $40,286)	40,286

TOTAL INVESTMENTS (Cost $1,752,047) - 99.67%		1,791,607

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.33%		6,010

NET ASSETS - 100.00%		$ 1,797,617

* Variable rate security; the coupon rate shown represents the yield at June 30, 2021.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  9

MANOR INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2021 (UNAUDITED)

Assets:	Manor Fund	Growth Fund	Bond Fund
Investments in Securities, at Value
(Cost $4,106,357, $5,642,803, and $1,752,047, respectively)	$ 8,516,000	$ 13,898,472	$ 1,791,607
Cash	700	-	-
Receivables:
Dividends and Interest	734	1,722	6,612
Capital Shares Sold	423	1,473	1,050
Total Assets	8,517,857	13,901,667	1,799,269
Liabilities:
Payables:
Due to Advisor	8,751	11,152	1,402
Capital Shares Redeemed	-	750	250
Total Liabilities	8,751	11,902	1,652
Net Assets	$ 8,509,106	$ 13,889,765	$ 1,797,617

Net Assets Consist of:
Capital Stock	$ 258	$ 401	$ 166
Paid In Capital	3,895,281	5,146,200	1,761,710
Distributable Earnings	4,613,567	8,743,164	35,741
Net Assets (10,000,000 shares authorized, $0.001 par value) for 257,981, 400,668, and 166,117 shares outstanding, respectively.
	$ 8,509,106	$ 13,889,765	$ 1,797,617

Net Asset Value and Offering Price Per Share	$ 32.98	$ 34.67	$ 10.82

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  10

MANOR INVESTMENT FUNDS

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2021 (UNAUDITED)

	Manor Fund	Growth Fund	Bond Fund
Investment Income:
Dividends	$ 65,402	$ 56,018	$ -
Interest	40	50	13,278
Total Investment Income	65,442	56,068	13,278

Expenses:
Advisory	30,144	49,705	4,265
Administrative	20,096	15,906	3,838
Total Expenses	50,240	65,611	8,103

Net Investment Income (Loss)	15,202	(9,543)	5,175

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	188,716	498,448	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,223,951	975,009	(39,348)
Net Realized and Unrealized Gain (Loss) on Investments	1,412,667	1,473,457	(39,348)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,427,869	$ 1,463,914	$ (34,173)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  11

MANOR INVESTMENT FUNDS

MANOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2021	12/31/2020
Increase in Net Assets From Operations:
Net Investment Income	$ 15,202	$ 45,371
Net Realized Gain on Investments	188,716	81,286
Net Change in Unrealized Appreciation on Investments	1,223,951	315,826
Net Increase in Net Assets Resulting from Operations	1,427,869	442,483

Distributions to Shareholders	-	(126,651)

Capital Share Transactions:
Proceeds from Shares Sold	122,947	511,896
Reinvestment of Distributions	-	126,651
Cost of Shares Redeemed	(316,387)	(1,400,859)
Net Decrease from Capital Shares Transactions	(193,440)	(762,312)

Total Increase (Decrease)	1,234,429	(446,480)

Net Assets
Beginning of Period	7,274,677	7,721,157

End of Period	$ 8,509,106	$ 7,274,677

Capital Share Transactions:
Shares Sold	4,192	21,759
Shares Issued on Reinvestment of Distributions	-	4,646
Shares Redeemed	(10,123)	(54,162)
Net Decrease in Outstanding Shares of the Fund	(5,931)	(27,757)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  12

MANOR INVESTMENT FUNDS

GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2021	12/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (9,543)	$ (280)
Net Realized Gain on Investments	498,448	1,360,908
Net Change in Unrealized Appreciation on Investments	975,009	1,539,287
Net Increase in Net Assets Resulting from Operations	1,463,914	2,899,915

Distributions to Shareholders	-	(1,361,998)

Capital Share Transactions:
Proceeds from Shares Sold	145,599	374,950
Reinvestment of Distributions	-	1,337,230
Cost of Shares Redeemed	(743,991)	(1,716,645)
Net Decrease from Capital Shares Transactions	(598,392)	(4,465)

Total Increase	865,522	1,533,452

Net Assets
Beginning of Period	13,024,243	11,490,791

End of Period	$ 13,889,765	$ 13,024,243

Capital Share Transactions:
Shares Sold	4,567	13,580
Shares Issued on Reinvestment of Distributions	-	43,165
Shares Redeemed	(22,914)	(57,024)
Net Decrease in Outstanding Shares of the Fund	(18,347)	(279)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  13

MANOR INVESTMENT FUNDS

BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2021	12/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 5,175	$ 12,512
Net Realized Gain on Investments	-	1,583
Net Change in Unrealized Appreciation (Depreciation) on Investments	(39,348)	64,459
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,173)	78,554

Distributions to Shareholders	-	(12,640)

Capital Share Transactions:
Proceeds from Shares Sold	427,859	510,348
Shares Issued on Reinvestment of Distributions	-	12,640
Cost of Shares Redeemed	(9,930)	(510,033)
Net Increase from Capital Share Transactions	417,929	12,955

Total Increase	383,756	78,869

Net Assets
Beginning of Period	1,413,861	1,334,992

End of Period	$ 1,797,617	$ 1,413,861

Capital Share Transactions:
Shares Sold	39,082	45,860
Shares Issued on Reinvestment of Distributions	-	1,145
Shares Redeemed	(923)	(45,849)
Net Increase in Outstanding Shares of the Fund	38,159	1,156

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  14

MANOR INVESTMENT FUNDS

MANOR FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended	Years Ended
	6/30/2021	12/31/2020	12/31/2019	12/31/2018	12/31/2017	12/31/2016

Net Asset Value, at Beginning of Period	$ 27.54	$ 26.46	$ 20.33	$ 26.53	$ 22.05	$ 22.89

Income From Investment Operations:
Net Investment Income *	0.07	0.17	0.20	0.16	0.28	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	5.37	1.40	6.23	(5.36)	4.50	1.48
Total from Investment Operations	5.44	1.57	6.43	(5.20)	4.78	1.61

Distributions:
Net Investment Income	-	(0.17)	(0.20)	(0.17)	(0.27)	(0.13)
Realized Gains	-	(0.32)	(0.10)	(0.83)	(0.03)	(2.32)
Total from Distributions	-	(0.49)	(0.30)	(1.00)	(0.30)	(2.45)

Net Asset Value, at End of Period	$ 32.98	$ 27.54	$ 26.46	$ 20.33	$ 26.53	$ 22.05

Total Return **	19.75%(b)	5.95%	31.63%	(19.55)%	21.67%	6.97%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,509	$ 7,275	$ 7,721	$ 5,735	$ 7,577	$ 6,139
Before Waivers
Ratio of Expenses to Average Net Assets	1.25%(a)	1.25%	1.25%	1.25%	1.25%	1.25%
After Waivers
Ratio of Expenses to Average Net Assets	1.25%(a)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.38%(a)	0.66%	0.85%	0.62%	1.15%	0.55%
Portfolio Turnover	0.00%(b)	11.95%	9.99%	16.06%	14.56%	19.71%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  15

MANOR INVESTMENT FUNDS

GROWTH FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2021	12/31/2020	12/31/2019	12/31/2018	12/31/2017	12/31/2016

Net Asset Value, at Beginning of Period	$ 31.08	$ 27.41	$ 21.59	$ 25.24	$ 20.29	$ 19.43

Income From Investment Operations:
Net Investment Income (Loss) *	(0.02)	- ***	0.01	(0.02)	0.01	0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	3.61	7.29	6.63	(1.64)	5.10	0.86
Total from Investment Operations	3.59	7.29	6.64	(1.66)	5.11	0.87

Distributions:
Net Investment Income	-	-	(0.01)	-	(0.01)	(0.01)
Realized Gains	-	(3.62)	(0.81)	(1.99)	(0.15)	-
Total from Distributions	-	(3.62)	(0.82)	(1.99)	(0.16)	(0.01)

Net Asset Value, at End of Period	$ 34.67	$ 31.08	$ 27.41	$ 21.59	$ 25.24	$ 20.29

Total Return **	11.55%(b)	26.65%	30.76%	(6.49)%	25.17%	4.49%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 13,890	$ 13,024	$ 11,491	$ 9,310	$ 10,771	$ 10,033
Before Waivers
Ratio of Expenses to Average Net Assets	0.99%(a)	0.99%	0.99%	0.99%	0.99%	0.99%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.99%(a)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.14)%(a)	0.00%	0.05%	(0.07)%	0.04%	0.05%
Portfolio Turnover	6.70%(b)	16.29%	12.49%	11.60%	22.73%	13.21%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Less than $0.005 per share.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  16

MANOR INVESTMENT FUNDS

BOND FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended	Years Ended
	6/30/2021	12/31/2020	12/31/2019	12/31/2018	12/31/2017	12/31/2016

Net Asset Value, at Beginning of Period	$ 11.05	$ 10.53	$ 10.19	$ 10.22	$ 10.27	$ 10.42

Income From Investment Operations:
Net Investment Income *	0.03	0.10	0.10	0.08	0.04	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.26)	0.52	0.33	(0.01)	(0.05)	(0.15)
Total from Investment Operations	(0.23)	0.62	0.43	0.07	(0.01)	(0.13)

Distributions:
Net Investment Income	-	(0.10)	(0.09)	(0.10)	(0.04)	(0.02)
Realized Gains	-	-	-	-	-	- ***
Total from Distributions	-	(0.10)	(0.09)	(0.10)	(0.04)	(0.02)

Net Asset Value, at End of Period	$ 10.82	$ 11.05	$ 10.53	$ 10.19	$ 10.22	$ 10.27

Total Return **	(2.08)%(b)	5.89%	4.23%	0.66%	(0.11)%	(1.26)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,798	$ 1,414	$ 1,335	$ 1,222	$ 1,327	$ 1,183
Before Waivers
Ratio of Expenses to Average Net Assets	0.95%(a)	0.95%	0.95%	0.95%	0.95%	0.95%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.95%(a)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	0.61%(a)	0.87%	0.93%	0.82%	0.41%	0.18%
Portfolio Turnover	0.00%(b)	14.48%	21.04%	37.53%	23.92%	41.29%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  17

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2021 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Manor Investment Funds (the “Trust”) is a Delaware Business Trust, (effective January 1, 2012) comprising of Manor Fund, Growth Fund and Bond Fund (collectively the “Funds”), and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.  The Trust was originally incorporated in the Commonwealth of Pennsylvania on September 13, 1995 and was dissolved by domestication in Pennsylvania on January 3, 2012. The primary investment objective of each of the Funds follows: Manor Fund – long-term capital appreciation and moderate level of income, investing primarily in common stocks of large corporations in the United States; Growth Fund - long-term capital appreciation, investing primarily in common stocks of U.S. corporations; Bond Fund - current income, investing primarily in U.S. Government obligations.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies and follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019) or expected to be taken in the Funds’ 2020 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2021, the Funds did not incur any interest or penalties.

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MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Distributions to Shareholders: The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, annually. Distributions will be recorded on ex-dividend date.

Security Transactions and Investment Income: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent Events: Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.  SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

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MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability at measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

U.S. government securities. U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short-term investments. Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share. These securities will be categorized Level 1 of the fair value hierarchy.

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MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2021:

Manor Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 7,885,736	$ -	$ -	$ 7,885,736
Real Estate Investment Trust	353,144	-	-	353,144
Money Market Fund	277,120	-	-	277,120
	$ 8,516,000	$ -	$ -	$ 8,516,000

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 13,763,570	$ -	$ -	$ 13,763,570
Money Market Fund	134,902	-	-	134,902
	$ 13,898,472	$ -	$ -	$ 13,898,472

Bond Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
US Treasury Notes	$ -	$ 1,751,321	$ -	$ 1,751,321
Money Market Fund	40,286	-	-	40,286
	$ 40,286	$ 1,751,321	$ -	$ 1,791,607

* Industry classifications of these categories are detailed on each Fund's Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended June 30, 2021.  The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2021.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

The Trust has an investment advisory agreement (the “Agreement”) with Morris Capital Advisors, LLC (the “Advisor”), with whom certain officers and directors of the Funds are affiliated, to furnish investment management and administrative services to the Funds. Effective January 1, 2018 the investment advisory agreement adopted a “unified fee” structure consisting of a management fee not to exceed 0.75% of average net assets for the Manor Fund and the Growth Fund and a management fee not to exceed 0.50% of

Semi-Annual Report |  21

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

average net assets for the Bond Fund. The agreement also includes an administrative fee not to exceed 0.50%, 0.24% and 0.45% of average net assets for the Manor Fund, Growth Fund, and Bond Fund, respectively. For the six months ended June 30, 2021, the Advisor earned advisory fees from the Manor, Growth, and Bond funds of $30,144, $49,705, and $4,265, respectively. As of June 30, 2021, the Manor, Growth, and Bond Funds each owed the Advisor advisory fees of $5,251, $8,448, and $738, respectively. For the six months ended June 30, 2021, the Advisor earned administrative fees from the Manor, Growth, and Bond funds of $20,096, $15,906, and $3,838, respectively. As of June 30, 2021, the Manor, Growth, and Bond funds each owed the Advisor administrative fees of $3,500, $2,704, and $664, respectively.

Administrative Shareholder Servicing Fees

As of August 25, 2018, the Trust entered into an Administrative Services Agreement under which the Advisor provides certain services to the Trust including, but not limited to: accounting, recordkeeping, and portfolio administration of the funds; preparation, distribution, and filing of required reports; managing operational requirements and service providers; organizing and managing the Board of Trustees; and providing marketing and distribution services.  Under the Administrative Services Agreement the Advisor earns a fee of 0.05% of net average assets of the Trust. This administrative shareholder services fee is included in the ordinary expenses of the Trust on an annual basis, billed monthly. The fee may be waived for assets in any fund series during periods that the Advisor serves as investment advisor to that series. For the six months ended June 30, 2021, no fees were billed or accrued for the Advisor under this agreement.

As Administrator to the Trust, the Advisor also oversees the third-party service providers. The Advisor pays all expenses related to management and administrative support for the Funds, including those third-party services currently under contract, as approved by the Board. The Advisor also pays certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) that charge a fee for providing distribution related services and/or certain administrative functions for the Fund shareholders.

Daniel A. Morris is President and Trustee of the Funds and a managing member of the Advisor.

4.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2021, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Purchases	$ -	$ 867,273	$ 393,863
Sales	$ 410,556	$ 1,292,588	$ -

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MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

5.   TAX MATTERS NOTE

As of December 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Federal tax cost of investments, including short-term investments +	$ 4,093,104	$ 5,751,935	$ 1,329,548
Gross tax appreciation of investments	$ 3,365,205	$ 7,286,354	$ 80,141
Gross tax depreciation of investments	(179,513)	(8,032)	(1,233)
Net tax appreciation (depreciation)	$ 3,185,692	$ 7,278,322	$ 78,908

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2020, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Fund	Unrealized Appreciation	Undistributed Ordinary Income (Loss)	Capital Loss Carryforward	Total Distributable Earnings
Manor Fund	$3,185,692	$ 6	$ -	$3,185,698
Growth Fund +	$7,278,322	$ -	$ -	$7,278,322
Bond Fund	$ 78,908	$ 55	$ (9,215)	$ 69,748

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes on the Growth Fund.

As of December 31, 2020, the Bond Fund has capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains, as follows:

Long-term non-expiring	$ (5,977)
Short-term non-expiring	$ (3,238)
Total	$ (9,215)

The Bond Fund utilized $2,173 of its long-term capital loss carryforward from prior years.

The Growth Fund has recorded a reclassification in the capital accounts. As of December 31, 2020, the Fund recorded permanent book/tax differences of $320 from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

Semi-Annual Report |  23

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

For the six months ended June 30, 2021, the Manor, Growth, and Bond Funds did not pay a dividend.

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

	Manor Fund	Growth Fund	Bond Fund
Ordinary Income	$ 65,121	$ 84,960	$ 12,640
Long-term Gain	$ 61,530	$ 1,277,038	$ —

6.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

7.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Semi-Annual Report |  24

MANOR INVESTMENT FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

Expense Example

As a shareholder of Manor Investment Funds, you incur ongoing costs which consist of management fees and administrative expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2021 through June 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Manor Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,197.53	$6.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MANOR INVESTMENT FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Manor Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,115.51	$5.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.89	$4.96

* Expenses are equal to the Fund's annualized expense ratio of .99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Manor Bond Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$979.19	$4.66
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.08	$4.76

* Expenses are equal to the Fund's annualized expense ratio of .95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report |  26

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2021 (UNAUDITED)

Proxy Voting Procedures

The Trust's Board of Trustees has approved proxy voting procedures for the voting of proxies relating to securities held by the Funds.  Records of the Funds proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-787-3334; or on the Funds website at www.manorfunds.com under Fund Information, Proxy Voting, or on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Compensation of Board of Trustees

The members of the Board of Trustees serve without compensation.  Daniel A. Morris, President of Manor Investment Funds (the “Funds”), and President of Morris Capital Advisors, LLC, adviser to the Funds, and an Interested Trustee of the Funds, receives no compensation directly from the Funds.  He is compensated through the management fee paid to the adviser by the Funds.  The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds are set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees, and is available without charge, by calling 1-800-787-3334.   Each trustee may be contacted by writing to the trustee c/o Manor Investment Funds, 15 Chester Commons, Malvern, PA  19355.

Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal six months ended June 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments

Semi-Annual Report |  27

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Semi-Annual Report |  28

MANOR INVESTMENT FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2021 (UNAUDITED)

The Officers and Trustees of the Fund have agreed to serve without compensation and their year of birth, length of service, principal occupation, number of portfolios overseen and other directorships are listed below.  Unless otherwise provided, the address of each trustee and officer is 15 Chester Commons, Malvern, PA 19355.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
James McFadden 1947	Trustee Term: Indefinite	Since 2019 Formerly 1995 to 2006	Retired; Privacy Officer, Capital One Corp.	Three	None
John McGinn 1944	Trustee Term: Indefinite	Since 2002	Retired; Formerly, Independent Real Estate Sales Consultant	Three	None
Fred Myers 1955	Trustee Term: Indefinite	Since 1995	Partner, Myers and Associates, CPA’s	Three	None
Edward Szkudlapski 1957	Trustee Term: Indefinite	Since 2000	President, Eclipse Business Solutions, Inc. (management consulting firm)	Three	None
Interested Trustee*
Daniel A. Morris* 1955	Trustee, President and Treasurer	Since 1995	President, Chief Investment Officer and Portfolio Manager, Morris Capital Advisors LLC	Three	None

*  Mr. Morris is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s advisor.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
John R. Giles 1958	Secretary	Since 2005	Director, Marketing, Morris Capital Advisors, LLC	N/A	N/A
Joseph T. Doyle, Jr. 1959	Chief Compliance Officer	Since 2019	Portfolio Manager, Morris Capital Advisors, LLC	N/A	N/A

No compensation was paid to either the independent or interested Trustees during the six months ended June 30, 2021.

Semi-Annual Report |  29

This Page Was Left Blank Intentionally

Semi-Annual Report |  30

Manor Investment Funds

Fund Office:

15 Chester County Commons

Malvern, PA 19355

610-722-0900     800-787-3334

www.manorfunds.com

Funds distributed by:

Foreside Funds Services, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each of the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

ITEM 2.	CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal account officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s audit committee consists of two independent directors, Chaired by John McGinn. The Board of Directors has determined that the Registrant has at least three financial experts serving on its Board.
Mr. Daniel Morris, Mr. John Giles, and Mr. Fred Myers are the Board’s financial experts. Mr. Morris and Mr. Giles are “interested” directors, and Mr. Myers is an “independent” director.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax Services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Each year, the registrant’s Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant’s Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
a)

The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13-a-15(b) under the Securities Exchange Act of 1934.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Code of Ethics — For annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds
By /s/ Daniel A. Morris
     Daniel A. Morris, President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

Date: 09/7/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Manor Investment Funds
By /s/ Daniel A. Morris
     Daniel A. Morris, President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

Date: 09/7/2021